DERIVATIVES - Disclosure by Type of Financial Instrument (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Derivative Asset, Subject to Master Netting Arrangement, before Offset	$ 443,405	$ 427,968
Derivative Asset, Subject to Master Netting Arrangement, Liability Offset	0	0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	443,405	427,968
Derivative Asset, Subject to Master Netting Arrangement, Deduction of Financial Instrument Not Offset	(170,783)	(132,638)
Derivative Asset, Subject to Master Netting Arrangement, Collateral, Obligation to Return Cash Not Offset	(13,368)	(98,510)
Derivative Asset, Including Not Subject to Master Netting Arrangement, after Offset and Deduction	259,254	196,820
Gross amounts of recognized liabilities	393,652	397,346
Derivative Liability, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	393,652	397,346
Derivative Liability, Subject to Master Netting Arrangement, Deduction of Financial Instrument Not Offset	(151,770)	(120,040)
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Cash Not Offset	(6,356)	(16,976)
Derivative Liability, Including Not Subject to Master Netting Arrangement, after Offset and Deduction	235,526	260,330
Fair Value Hedges | Asset conversion swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Gross amounts of recognized liabilities	69,402	102,150
Derivative Liability, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	69,402	102,150
Derivative Liability, Subject to Master Netting Arrangement, Deduction of Financial Instrument Not Offset	(24,594)	(3,896)
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Cash Not Offset	0	0
Derivative Liability, Including Not Subject to Master Netting Arrangement, after Offset and Deduction	44,808	98,254
Fair Value Hedges | Asset conversion swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Subject to Master Netting Arrangement, before Offset	69,409	102,141
Derivative Asset, Subject to Master Netting Arrangement, Liability Offset	0	0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	69,409	102,141
Derivative Asset, Subject to Master Netting Arrangement, Deduction of Financial Instrument Not Offset	(43,607)	(721)
Derivative Asset, Subject to Master Netting Arrangement, Collateral, Obligation to Return Cash Not Offset	(12,660)	(98,510)
Derivative Asset, Including Not Subject to Master Netting Arrangement, after Offset and Deduction	13,142	2,910
Fair Value Hedges | Foreign Exchange | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Gross amounts of recognized liabilities	322,172	294,419
Derivative Liability, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	322,172	294,419
Derivative Liability, Subject to Master Netting Arrangement, Deduction of Financial Instrument Not Offset	(126,506)	(115,757)
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Cash Not Offset	(5,894)	(16,976)
Derivative Liability, Including Not Subject to Master Netting Arrangement, after Offset and Deduction	189,772	161,686
Fair Value Hedges | Foreign Exchange | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Subject to Master Netting Arrangement, before Offset	371,710	325,266
Derivative Asset, Subject to Master Netting Arrangement, Liability Offset	0	0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	371,710	325,266
Derivative Asset, Subject to Master Netting Arrangement, Deduction of Financial Instrument Not Offset	(126,506)	(131,530)
Derivative Asset, Subject to Master Netting Arrangement, Collateral, Obligation to Return Cash Not Offset	0	0
Derivative Asset, Including Not Subject to Master Netting Arrangement, after Offset and Deduction	245,204	193,736
Fair Value Hedges | Commodity | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Gross amounts of recognized liabilities	2,078	158
Derivative Liability, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	2,078	158
Derivative Liability, Subject to Master Netting Arrangement, Deduction of Financial Instrument Not Offset	(670)	0
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Cash Not Offset	(462)	0
Derivative Liability, Including Not Subject to Master Netting Arrangement, after Offset and Deduction	946	158
Fair Value Hedges | Commodity | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Subject to Master Netting Arrangement, before Offset	1,578	174
Derivative Asset, Subject to Master Netting Arrangement, Liability Offset	0	0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	1,578	174
Derivative Asset, Subject to Master Netting Arrangement, Deduction of Financial Instrument Not Offset	(670)	0
Derivative Asset, Subject to Master Netting Arrangement, Collateral, Obligation to Return Cash Not Offset	0	0
Derivative Asset, Including Not Subject to Master Netting Arrangement, after Offset and Deduction	908	174
Fair Value Hedges | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, Deduction of Financial Instrument Not Offset	0	(387)
Fair Value Hedges | Cash Flow Hedging | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Gross amounts of recognized liabilities	0	619
Derivative Liability, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0	619
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Cash Not Offset	0	0
Derivative Liability, Including Not Subject to Master Netting Arrangement, after Offset and Deduction	0	232
Fair Value Hedges | Cash Flow Hedging | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Subject to Master Netting Arrangement, before Offset	708	387
Derivative Asset, Subject to Master Netting Arrangement, Liability Offset	0	0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	708	387
Derivative Asset, Subject to Master Netting Arrangement, Deduction of Financial Instrument Not Offset	0	(387)
Derivative Asset, Subject to Master Netting Arrangement, Collateral, Obligation to Return Cash Not Offset	(708)	0
Derivative Asset, Including Not Subject to Master Netting Arrangement, after Offset and Deduction	$ 0	$ 0